UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Roche
Title:    Chief Financial Officer
Phone:    (212) 829-1633

Signature, Place and Date of Signing:


/s/ Laura Roche               New York, New York            May 15, 2006
--------------------          ------------------            --------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total: $243,128
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
           COL 1               COL 2            COL 3       COL 4           COL 5            COL 6     COL 7        COL 8
                                                            VALUE      SHAS OR SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF SECURITY               TITLE OF CLASS   CUSIP       (x000)     PRN AMT PRN CALL   DISCRETION   MNGRS         SOLE
99 Cents Only Stores           COM              65440K106      678      50,000 SH            SOLE      NONE        50,000
Aether Hldgs Inc               COM              00809C106    7,471   1,940,530 SH            SOLE      NONE     1,940,530
Affirmative Ins Hldgs Inc      COM              008272106    3,989     302,000 SH            SOLE      NONE       302,000
Annaly Mtg Mgmt Inc            COM              035710409   12,189   1,004,000 SH            SOLE      NONE     1,004,000
Anworth Mortgage Asset Cp      COM              037347101    6,010     764,600 SH            SOLE      NONE       764,600
Bay View Cap Corp Del          COM NEW          07262L309    7,672     439,659 SH            SOLE      NONE       439,659
Big 5 Sporting Goods Corp      COM              08915P101      661      33,745 SH            SOLE      NONE        33,745
Brookfield Homes Corp          COM              112723101   18,364     354,115 SH            SOLE      NONE       354,115
CSX Corp                       COM              126408103    2,392      40,000 SH            SOLE      NONE        40,000
DCP Midstream Partners LP      COM UT LTD PTN   23311P100   13,066     476,000 SH            SOLE      NONE       476,000
Diamonds Tr                    UNIT SER 1       252787106   14,602     131,180 SH            SOLE      NONE       131,180
Federal Natl Mtg Assn          COM              313586109    4,986      97,000 SH            SOLE      NONE        97,000
Fidelity Natl Finl Inc         COM              316326107   16,877     475,000 SH            SOLE      NONE       475,000
Federal Home Ln Mtg Corp       COM              313400301    4,118      67,500 SH            SOLE      NONE        67,500
Government Pptys Tr Inc        COM              38374W107   18,800   1,970,674 SH            SOLE      NONE     1,970,674
Hercules Tech Growth Cap Inc   COM              427096508    3,299     290,620 SH            SOLE      NONE       290,620
Hollinger Intl Inc             CL A             435569108    9,994   1,192,600 SH            SOLE      NONE     1,192,600
ishares Tr                     S&P 100 IDX FD   464287101   14,440     245,080 SH            SOLE      NONE       245,080
Maidenform Brands Inc          COM              560305104      587      53,300 SH            SOLE      NONE        53,300
MFA Mtg Invts Inc              COM              55272X102    2,015     317,400 SH            SOLE      NONE       317,400
Monogram Biosciences Inc       COM              60975U108      790     429,315 SH            SOLE      NONE       429,315
News Corp                      CL A             65248E104    4,106     247,200 SH            SOLE      NONE       247,200
Northrop Grumman Corp          COM              666807102      819      12,000 SH            SOLE      NONE        12,000
Novelis Inc                    COM              67000X106    4,361     212,000 SH            SOLE      NONE       212,000
PHH Corp                       COM NEW          693320202    4,697     175,900 SH            SOLE      NONE       175,900
Pope & Talbot Inc              COM              732827100      456      67,000 SH            SOLE      NONE        67,000
Price Communications Corp      COM NEW          741437305    1,221      69,000 SH            SOLE      NONE        69,000
Scholastic Corp                COM              807066105   10,452     390,600 SH            SOLE      NONE       390,600
Stifel Finl Corp               COM              860630102   11,848     271,306 SH            SOLE      NONE       271,306
Transocean Inc                 ORD              G90078109    6,424      80,000 SH            SOLE      NONE        80,000
Trump Entmt Resorts Inc        COM              89816T103    3,195     172,528 SH            SOLE      NONE       172,528
Viacom Inc New                 CL B             92553P201    6,014     155,000 SH            SOLE      NONE       155,000
Williams Cos Inc Del           COM              969457100   13,904     650,000 SH            SOLE      NONE       650,000
Zoll Med Corp                  COM              989922109   12,631     479,543 SH            SOLE      NONE       479,543

SK 16233 0001 669803